THIS FILING  LISTS  SECURITIES  HOLDINGS  REPORTED ON THE FORM 13F FILED ON
NOVEMBER 13, 2000  PURSUANT TO A REQUEST FOR  CONFIDENTIAL  TREATMENT  FOR WHICH
CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2000

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
Check here if Amendment                           [X ]; Amendment Number: 1
This Amendment (Check only one.):[   ]            is a restatement
                                                [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name              Allen Holding Inc.
         ------------------------------------------------------------
Address           711 Fifth Avenue
         ------------------------------------------------------------
                       New York, New York 10022
         ------------------------------------------------------------

Form 13F File Number:      28- 4174

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Howard M. Felson
         -------------------------------------------------------------
Title:           Vice President
         -------------------------------------------------------------
Phone:        (212) 832-8000
         -------------------------------------------------------------
Signature, Place, and Date of Signing:

/s/ Howard M. Felson          New York, New York         January 8, 2001
---------------------         -------------------------  ------------------
[Signature]                   [City, State]              [Date]


Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






















                                                         Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     3

Form 13F Information Table Entry Total:                              278

Form 13F Information Table Value Total:                $ 1,749,856,207.65

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                Name

  1       28-5910                             Allen & Company Incorporated

  2       28-6492                             Allen Capital Incorporated

  3                                           Allen Arbitrage Inc.


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
AS OF SEPTEMBER 30, 2000
ITEM 1                                            ITEM 2             ITEM 3            ITEM 4                ITEM 5

NAME OF ISSUER                                    CLASS              CUSIP NUMBER       FAIR MARKET VALUE    POSITION    CLASS
AXA FINL INC.                                     COM                2451102                    7,640,550.00 150,000     SHS
NABISCO GROUP HLDG CORP                           COM                62952P102                  8,550,000.00 300,000     SHS
NABISCO HLDGS CORP                                CL A               629526104                  8,062,500.00 150,000     SHS
SEAGATE TECHNOLOGY                                COM                811804103                 25,012,500.00 362,500     SHS
SEAGRAM LTD                                       COM                811850106                  6,772,454.11 117,911     SHS

                                                                                      -----------------------

                                                                                               56,038,004.11






ITEM 1                                       ITEM 6                     ITEM 7       ITEM 8
                                            INVESTMENT DISCRETION                    ---VOTING AUTHORITY---
                                             (a)      (b)       (C)                 (a)         (b)       (C)
NAME OF ISSUER                              SOLE      SHARED   OTHER   MANAGERS      SOLE       SHARED    OTHER
AXA FINL INC.                                        150,000           3            150,000
NABISCO GROUP HLDG CORP                              300,000           3            300,000
NABISCO HLDGS CORP                                   150,000           3            150,000
SEAGATE TECHNOLOGY                                   362,500           3            362,500
SEAGRAM LTD                                          117,911           3            117,911
